Property and Equipment, net (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,468	$ 1,366
Less: accumulated depreciation	280	110
Property and equipment, net	1,188	1,256
Land [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	501	531
Buildings and leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	413	239
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	427	585
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 127	$ 11